INVENTORIES, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 1,667	$ 1,726
Finished products	1,392	1,685
Inventories, net	3,059	3,411
Valuation adjustment for slow inventory	$ 2,215	$ 2,215